CVC - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common Stock of Cablevision (Details)	6 Months Ended	12 Months Ended
	Jun. 20, 2016 shares	Dec. 31, 2016 Vote shares	Dec. 31, 2015 shares
Common Stock Outstanding [Roll Forward]
Common Stock, Shares, Outstanding, Ending Balance		100
CNYG Class A Common Stock | Cablevision Systems Corporation And Subsidiaries
Common Stock of Cablevision [Abstract]
Number of votes per share of common stock | Vote		1
Number of shares of common stock issued upon conversion (in shares)		1
Percentage of Board of Directors stockholders are entitled to elect (in hundredths)		25.00%
Common Stock Outstanding [Roll Forward]
Common Stock, Shares, Outstanding, Beginning Balance	222,572,210	222,572,210	220,219,935
Employee and non-employee director stock transactions (in shares)	(185,276)		2,352,275
Common Stock, Shares, Outstanding, Ending Balance	222,386,934		222,572,210
CNYG Class B Common Stock | Cablevision Systems Corporation And Subsidiaries
Common Stock of Cablevision [Abstract]
Number of votes per share of common stock | Vote		10
Number of shares of common stock converted (in shares)		1
Common Stock Outstanding [Roll Forward]
Common Stock, Shares, Outstanding, Beginning Balance	54,137,673	54,137,673	54,137,673
Common Stock, Shares, Outstanding, Ending Balance	54,137,673		54,137,673